Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Osprey Technology Acquisition Corp [Member]
Related Party Transaction [Line Items]
Related Party Transactions
NOTE 6—RELATED PARTY TRANSACTIONS
Founder Shares
In June 2018, the Sponsor purchased 125,000 shares (the “Founder Shares”) of the Company’s Class B common stock for an aggregate price of $25,000. In September 2018, the Company effectuated a
69-for-1
forward stock split of its Class B common stock, resulting in an aggregate of 8,625,000 Founder Shares outstanding, of which an aggregate of up to 1,125,000 shares were subject to forfeiture to the extent the underwriters’ over-allotment option was not exercised in full or in part. As adjusted for the 1.1 for 1 stock dividend in October 2019 (see below), such amounts totaled 9,487,500 Founder Shares outstanding, of which 1,237,500 shares were subject to forfeiture. In April 2019, the Sponsor contributed back to the Company, for no consideration, 1,581,250 Founder Shares (as adjusted for the 1.1 for 1 stock dividend in October 2019), resulting in an aggregate of 7,187,500 Founder Shares outstanding, of which an aggregate of up to 937,500 shares were subject to forfeiture. In October 2019, the Company effected a 1.1 for 1 stock dividend for each share of Class B common stock outstanding, resulting in an aggregate of 7,906,250 Founder Shares outstanding, of which an aggregate of up to 1,031,250 shares were subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment option was not exercised in full or in part so that the Sponsor would own, on an as-converted
basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering. The Founder Shares will automatically convert into Class A
Common Stock
upon the consummation of a Business Combination on a
one-for-one
basis, subject to adjustments as described in Note 8. In connection with the underwriters’ exercise of the over-allotment option in full, 1,031,250 Founder Shares are no longer subject to forfeiture.
The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (i) one year after the completion of a Business Combination or (ii) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of the Class A
Common Stock
equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after a Business Combination, the Founder Shares will be released from the lock-up.
Administrative Support Agreement
The Company entered into an agreement whereby, commencing on November 5, 2019, the Company agreed to pay the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. Upon completion of the Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the three and six months ended June 30, 2021 and 2020, the Company incurred and paid $30,000 and $60,000 in fees for these services, respectively.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds from time to time or at any time, as may be required (“Working Capital Loans”). Each Working Capital Loan would be evidenced by a promissory note. The Working Capital Loans would either be paid upon consummation of a Business Combination, without interest, or, at the holder’s discretion, up to $1,500,000 of the Working Capital Loans may be converted into warrants at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.
Advance from Related Party
On May 4, 2021
,
the
Sponsor advanced the Company $107,000 for working capital purposes. The advance is non-interest
bearing and due on demand and is outstanding as of June 30, 2021.

NOTE 7—RELATED PARTY TRANSACTIONS
Founder Shares
In June 2018, the Sponsor purchased 125,000 shares (the “Founder Shares”) of the Company’s Class B common stock for an aggregate price of $25,000. In September 2018, the Company effectuated a
69-for-1
forward stock split of its Class B common stock, resulting in an aggregate of 8,625,000 Founder Shares outstanding, of which an aggregate of up to 1,125,000 shares were subject to forfeiture to the extent the underwriters’ over-allotment option was not exercised in full or in part. As adjusted for the 1.1 for 1 stock dividend in October 2019 (see below), such amounts totaled 9,487,500 Founder Shares outstanding, of which 1,237,500 shares were subject to forfeiture. In April 2019, the Sponsor contributed back to the Company, for no consideration, 1,581,250 Founder Shares (as adjusted for the 1.1 for 1 stock dividend in October 2019), resulting in an aggregate of 7,187,500 Founder Shares outstanding, of which an aggregate of up to 937,500 shares were subject to forfeiture. In October 2019, the Company effected a 1.1 for 1 stock dividend for each share of Class B common stock outstanding, resulting in an aggregate of 7,906,250 Founder Shares outstanding, of which an aggregate of up to 1,031,250 shares were subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment option was not exercised in full or in part so that the Sponsor will own, on an as-converted
basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering. The Founder Shares will automatically convert into Class A
Common Stock
upon the consummation of a Business Combination on a
one-for-one
basis, subject to adjustments as described in Note 8. In connection with the underwriters’ exercise of the over-allotment option in full, 1,031,250 Founder Shares are no longer subject to forfeiture.
The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (i) one year after the completion of a Business Combination or (ii) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of the Class A
Common Stock
equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after a Business Combination, the Founder Shares will be released from the lock-up.

Administrative Support Agreement
The Company entered into an agreement whereby, commencing on November 5, 2019, the Company agreed to pay the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. Upon completion of the Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the year ended December 31, 2020 and 2019, the Company incurred and paid $120,000 and $20,000 in fees for these services, respectively.
Promissory Note—Related Party
On September 12, 2018, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering. The Promissory Note was
non-interest
bearing and payable on the earlier of December 31, 2019 or the completion of the Initial Public Offering. The outstanding balance under the Promissory Note in the amount of $224,992 was repaid in full on November 5, 2019.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds from time to time or at any time, as may be required (“Working Capital Loans”). Each Working Capital Loan would be evidenced by a promissory note. The Working Capital Loans would either be paid upon consummation of a Business Combination, without interest, or, at the holder’s discretion, up to $1,500,000 of the Working Capital Loans may be converted into warrants at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.

Blacksky Technology [Member]
Related Party Transaction [Line Items]
Related Party Transactions
18.	Related Party Transactions

			Amount Due to Related Party as of
			June 30, 2021	December 31, 2020
Name	Nature of Relationship	Description of the Transactions	(in thousands)
Seahawk	Debt Issuer	In 2019, the Company raised and converted $18.4 million from the Seahawk LSA into the Intelsat Facility as outstanding debt and issued 13.5 million warrants to purchase common stock.	$19,198	$19,198

Intelsat	Debt Issuer	In 2019, the Company entered into a term loan facility with Intelsat Facility for $50.0 million and issued 20.2 million warrants to purchase common stock.	$52,039	$52,039

Jason and Marian Joh Andrews	The Former Co-founders and employees of BlackSky	In 2018, the Company executed the Andrews’s Notes worth $12.5 million in total to repurchase an aggregate 11.5 million of common stock shares.	$11,750	$12,500

Mithril II, LP	Debt Issuer and Equity Holder	In February 2021, the Company issued notes payable to Mithril II, LP totaling $15.0 million in principal and issued seven shares of common stock per dollar of principal. Milthril also received warrants providing for the right to acquire a number of shares of common stock equal to 3.5 % of the Company’s fully diluted capitalization upon exercise.	$15,000	$—

			Amount Due to Related Party as of
			June 30, 2021	December 31, 2020
Name	Nature of Relationship	Description of the Transactions	(in thousands)

VCVC	Debt Issuer and Equity Holder	In February 2021, the Company issued a note payable to VCVC IV, LLC for $5.0 million principal and issued seven shares of common stock per dollar or principal. VCVC also received warrants providing for the right to acquire a number of shares of common stock equal to 0.7% of the Company’s fully diluted capitalization upon exercise.	$5,000	$—

					Amount Due to Related Party as of
			Total payments in Six Months Ended June 30,		June 30,	December 31,
			2021	2020	2021	2020

Name	Nature of Relationship	Description of the Transactions	(in thousands)		(in thousands)
Leostella	Joint Venture	In 2018, the Company formed LeoStella and, pursuant to the terms and conditions of the joint venture agreement, the Company has two designated members of LeoStella’s Board of Directors. As described in Note 6, the Company and LeoStella executed an SPC to design, develop and manufacture multiple satellites for the Company’s geospatial business operations.	$11,226	$6,205	$584	$8,012

X-Bow	Equity Method Investee	In 2017, the Company entered into a Stock Subscription and Technology Transfer Agreement with X-Bow. As of March 31, 2021, the Company has a 20.6% interest in X-Bow and has one Board seat. As described in Note 6, the Company has engaged X-Bow to develop a rocket for the Company.	$1,865	$1,829	$—	$750
Interest on the Intelsat Facility, which includes amounts rolled over from the Seahawk LSA as discussed above, is accrued and compounded annually. No significant interest payments were made in the periods ending June 30, 2021 or 2020. The Company has interest due to related parties in the amount of $4.6 million as of June 30, 2021, of which $3.8 million has been recorded as accrued interest and $0.8 million has not been accrued because the Company has elected the fair value option for the underlying debt. In February 2021, in connection with the Company’s bridge financing, the Company agreed to pay consent fees of $2.5 million to Intelsat and Seahawk. These consent fees are payable in common stock or cash (see Note 12)
In April 2021, the Company paid $0.8 million to Jason and Marian Joh Andrews towards the principal balance along with a $25 thousand interest payment. See Note 12 Debt and Other Financing for additional information related to agreements for this debt.
Interest on the notes issued in February 2021 as part of the bridge financing is accrued and compounded annually. No significant interest payments were made in the period ending June 30, 2021. See Note 12

19.	Related Party Transactions

Name	Nature of Relationship	Description of the Transactions	Balance of Principal of December 31,
			2020	2019
			(in thousands)

Seahawk	Debt Issuer	In 2019, the Company raised and converted $18.4 million from the Seahawk LSA into the Intelsat Facility as outstanding debt and issued 13.5 million warrants to purchase common stock.	$19,198	$18,446

Intelsat	Debt Issuer	In 2019, the Company entered into a term loan facility with Intelsat Facility for $50.0 million and issued 20.2 million warrants to purchase common stock.	$52,039	$50,000

Jason and Marian Joh Andrews	The Former Co-founders and employees of BlackSky	In 2018, the Company executed the Andrew’s Notes worth $12.5 million in total to repurchase an aggregate 11.5 million of common stock shares.	$12,500	$12,500

Name	Nature of Relationship	Description of the Transactions	Total Payments in December 31,		Amount Due to Related Party as of December 31,
			2020	2019	2020	2019
			(in thousands)		(in thousands)
LeoStella	Joint Venture	In 2018, the Company formed LeoStella and, pursuant to the terms and conditions of the joint venture agreement, the Company has two designated members of LeoStella’s Board of Directors. As described in Note 6, the Company and LeoStella executed an SPC to design, develop and manufacture multiple satellites for the Company’s geospatial business operations.	$8,205	$23,315	$8,012	$11,460

X-Bow	Equity Method Investee	In 2017, the Company entered into a Stock Subscription and Technology Transfer Agreement with X-Bow. As of December 31, 2020, the Company has a 20.6% interest in X-Bow and has one Board seat. As described in Note 6, the Company has engaged X-Bow to develop a rocket for the Company.	$4,079	$114	$750	$—
Interest on the Intelsat Facility, which includes amounts rolled over the Seahawk LSA as discussed above, is accrued and compounded annually. No significant interest payments were made in the year ended December 31, 2020 or December 31, 2019 (Note 14).